Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on: [4]
Year	Summary Compensation Table Total for CEO[1] ($)	Compensation Actually Paid to CEO[1,2,3] ($)	Average Summary Compensation Table Total for Non-CEO NEOs[1] ($)	Average Compensation Actually Paid to Non-CEO NEOs[1,2,3] ($)	Company Total Shareholder Return ($)	Peer Group Total Shareholder Return[5] ($)	Net Income (US GAAP) ($ in millions)	Company Selected Performance Measure: Adjusted Earnings[6] ($ in millions)
2022	18,107,426	32,983,046	7,470,032	11,806,990	157.98	136.53	2,354	5,545
2021	16,621,373	32,506,964	6,877,477	11,374,318	132.49	123.73	6,353	7,954
2020	15,434,255	14,071,365	6,596,156	6,197,565	96.46	90.52	5,191	5,623

Company Selected Measure Name	Adjusted Earnings
Named Executive Officers, Footnote [Text Block]	Michel A. Khalaf served as CEO for the full year of each year shown. The non-CEO Named Executive Officers (Non-CEO NEOs) included in 2020, 2021, and 2022 average compensation are John D. McCallion, Steven J. Goulart, Bill Pappas, and Ramy Tadros.
Peer Group Issuers, Footnote [Text Block]	The peer group is the S&P 500 Life & Health Insurance Index, which is shown in the performance graph in Part II, Item 5 of the Company’s 2022 Form 10-K.
PEO Total Compensation Amount	$ 18,107,426	$ 16,621,373	$ 15,434,255
PEO Actually Paid Compensation Amount	$ 32,983,046	32,506,964	14,071,365
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid (CAP) is calculated as prescribed by the SEC based on the compensation disclosed in the “Total” column of the Summary Compensation Table (SCT Total), with specified adjustments for equity-based compensation and pensions. To calculate CAP, the required amounts were deducted from and added to the SCT Total as shown in the table below.

		Deductions from SCT Total		Additions to SCT Total
		Equity Component	Pension Component	Equity Component[i]			Pension Componentii
Year	SCT Total ($)	Grant Date Fair Value of Equity Awards Granted in the Applicable Year ($)	Change in the Actuarial Present Value of Pension Benefits for the Applicable Year ($)	Fair Value of Current Year Equity Awards Unvested at End of Applicable Year ($)	Change in Fair Value of Prior Years' Awards Unvested at End of Applicable Year ($)	Change in Fair Value of Prior Years' Awards that Vested in Applicable Year ($)	Pension Service Costs ($)	CAP ($)
CEO
2022	18,107,426	11,442,688	—	13,616,111	5,101,141	7,078,340	522,716	32,983,046
2021	16,621,373	9,893,593	449,706	12,172,019	5,816,816	7,807,098	432,957	32,506,964
2020	15,434,255	8,336,617	1,270,246	7,776,180	(173,972)	169,974	471,791	14,071,365
Non-CEO NEOs
2022	7,470,032	3,630,483	347,697	4,320,054	1,697,713	2,076,407	220,964	11,806,990
2021	6,877,477	3,226,219	313,784	3,969,194	1,778,349	2,110,126	179,175	11,374,318
2020	6,596,156	2,803,523	245,374	2,644,371	(68,889)	(38,452)	113,276	6,197,565
[i]There were no equity awards that were granted and vested in the applicable year or awards that failed to meet vesting conditions in the applicable year.
iiThere was no cost for benefits during the applicable year that is attributed to services rendered in prior periods.

Non-PEO NEO Average Total Compensation Amount	$ 7,470,032	6,877,477	6,596,156
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,806,990	11,374,318	6,197,565
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid (CAP) is calculated as prescribed by the SEC based on the compensation disclosed in the “Total” column of the Summary Compensation Table (SCT Total), with specified adjustments for equity-based compensation and pensions. To calculate CAP, the required amounts were deducted from and added to the SCT Total as shown in the table below.

		Deductions from SCT Total		Additions to SCT Total
		Equity Component	Pension Component	Equity Component[i]			Pension Componentii
Year	SCT Total ($)	Grant Date Fair Value of Equity Awards Granted in the Applicable Year ($)	Change in the Actuarial Present Value of Pension Benefits for the Applicable Year ($)	Fair Value of Current Year Equity Awards Unvested at End of Applicable Year ($)	Change in Fair Value of Prior Years' Awards Unvested at End of Applicable Year ($)	Change in Fair Value of Prior Years' Awards that Vested in Applicable Year ($)	Pension Service Costs ($)	CAP ($)
CEO
2022	18,107,426	11,442,688	—	13,616,111	5,101,141	7,078,340	522,716	32,983,046
2021	16,621,373	9,893,593	449,706	12,172,019	5,816,816	7,807,098	432,957	32,506,964
2020	15,434,255	8,336,617	1,270,246	7,776,180	(173,972)	169,974	471,791	14,071,365
Non-CEO NEOs
2022	7,470,032	3,630,483	347,697	4,320,054	1,697,713	2,076,407	220,964	11,806,990
2021	6,877,477	3,226,219	313,784	3,969,194	1,778,349	2,110,126	179,175	11,374,318
2020	6,596,156	2,803,523	245,374	2,644,371	(68,889)	(38,452)	113,276	6,197,565
[i]There were no equity awards that were granted and vested in the applicable year or awards that failed to meet vesting conditions in the applicable year.
iiThere was no cost for benefits during the applicable year that is attributed to services rendered in prior periods.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP vs. Company TSR:
Compensation Actually Paid vs. Net Income [Text Block]	CAP vs. Net Income:[i]
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP vs. Adjusted Earnings:[i]
Total Shareholder Return Vs Peer Group [Text Block]	Company TSR vs Peer Group TSR:
Tabular List [Table Text Block]

Most Important Performance Measures
Adjusted Earnings[1]
Adjusted ROE[2]
TSR relative to TSR Peer Group[3]

Total Shareholder Return Amount	$ 157.98	132.49	96.46
Peer Group Total Shareholder Return Amount	136.53	123.73	90.52
Net Income (Loss)	$ 2,354,000,000	$ 6,353,000,000	$ 5,191,000,000
Company Selected Measure Amount	5,545,000,000	7,954,000,000	5,623,000,000
PEO Name	Michel A. Khalaf
Additional 402(v) Disclosure [Text Block]	The assumptions used in calculating the fair value of unvested equity awards as of December 31st of each year were consistent with those used to calculate the grant date fair value for the SCT Total, except that the expected level of achievement of any performance criteria applicable to outstanding Performance Shares was determined based on projections taking into account the expected level of achievement as of December 31st of the applicable year, the assumptions for the binomial lattice model used to value stock options were updated as of December 31st of each year, and the share price was determined for all equity compensation based on the value on December 31st of the applicable year (or the vest date if earlier, in all cases). The amounts shown do not constitute a promise or commitment by the Company to pay and final outcomes are likely to be different.[4]Represents our one-year, two-year and three-year TSR as compared to the one-year, two-year and three-year TSR of the S&P 500 Life & Health Index. In each case, TSR is measured starting from December 31, 2019.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings1
Non-GAAP Measure Description [Text Block]	Adjusted Earnings means adjusted earnings available to common shareholders, which is shown in the Company’s 2022 Form 10-K.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted ROE2
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	TSR relative to TSR Peer Group3
PEO [Member] | Adjustment, Grant Date Fair Value of Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 11,442,688	$ 9,893,593	$ 8,336,617
PEO [Member] | Adjustment, Change in the Actuarial Present Value of Pension Benefits for the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	449,706	1,270,246
PEO [Member] | Adjustment, Fair Value of Current Year Equity Awards Unvested at End of Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,616,111	12,172,019	7,776,180
PEO [Member] | Adjustment, Change in Fair Value of Prior Years' Awards Unvested at End of Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,101,141	5,816,816	(173,972)
PEO [Member] | Adjustment, Change in Fair Value of Prior Years' Awards that Vested in Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,078,340	7,807,098	169,974
PEO [Member] | Adjustment, Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	522,716	432,957	471,791
Non-PEO NEO [Member] | Adjustment, Grant Date Fair Value of Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,630,483	3,226,219	2,803,523
Non-PEO NEO [Member] | Adjustment, Change in the Actuarial Present Value of Pension Benefits for the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	347,697	313,784	245,374
Non-PEO NEO [Member] | Adjustment, Fair Value of Current Year Equity Awards Unvested at End of Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,320,054	3,969,194	2,644,371
Non-PEO NEO [Member] | Adjustment, Change in Fair Value of Prior Years' Awards Unvested at End of Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,697,713	1,778,349	(68,889)
Non-PEO NEO [Member] | Adjustment, Change in Fair Value of Prior Years' Awards that Vested in Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,076,407	2,110,126	(38,452)
Non-PEO NEO [Member] | Adjustment, Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 220,964	$ 179,175	$ 113,276